13F-HR
1
NONE

0000885693
mwct6qd#

12/31/2001

13F-HR

	                    UNITED STATES

               SECURITIES AND EXCHANGE COMMISSION

                     Washington, D.C. 20549

                            FORM 13-F


Report for the Quarter Ended:  December 31, 2001

Check here if Amendment [  ]; Amendment Number:


Institutional Investment Manager Filing this Report:

Name:		MPI Investment Management, Inc.
Address:	710 N. York Rd.
		Suite 101
		Hinsdale, IL 60521

13f File Number:	28-3145

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on behalf of Reporting Manager:

Name:	David W. Pequet
Title:	President
Phone:	630-325-6900
Signature, Place, and Date of Signing:

David W. Pequet		Hinsdale, IL	February 1, 2002

Report Type:

[x]	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ]	13F COMBINATION REPORT.

List of Other Managers reporting for this Manager:	NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934






                             			  				   VALUE    SHARES/   SH/ PUT	 INVSTMT	OTHER	  VOTING AUTHORITY
NAME OF ISSUER	 TITLE OF CLASS	 CUSIP	  (X$1000)  PRN AMT   PRN CALL	DSCRETN MANAGERS  SOLE  SHARED  NONE
------------------------------  -------------- ---------- --------- --------- --- ----  ------- --------  ------ ------ ----
ABBOTT LABS	     COM       021441100   277      4983      SH        SOLE
ALBERTSONS           COM       013104104   230      7321      SH        SOLE
AMERICAN INTL GROUP  COM       026874107   370      4666      SH        SOLE
AMERICA ONLINE	     COM       02364J104   226      7060      SH        SOLE
APPLIED MATERIALS    COM       038222105   251      6284      SH        SOLE
BANK OF NEW YORK     COM       064057102   219      5387      SH        SOLE
BRISTOL MYERS SQUIBB COM       110122108   292      5734      SH        SOLE
CHEVRONTEXACO        COM       166751107   264      2950      SH        SOLE
CISCO SYSTEMS        COM       17275R102   240     13272      SH        SOLE
CITIGROUP	     COM       172967101   346      6836      SH        SOLE
COCA COLA            COM       191216100   269      5718      SH        SOLE
DELL COMPUTER	     COM       247025109   380     13986      SH        SOLE
DENTSPLY	     COM       249030107   229      4578      SH        SOLE
EMC CORP             COM       268648102   170     12676      SH        SOLE
FANNIE MAE	     COM       313586109   314      3954      SH        SOLE
GENERAL ELECTRIC     COM       369604103   383      9576      SH        SOLE
GENERAL MOTORS	     COM       370442105   298      6145      SH        SOLE
HOME DEPOT           COM       437076102   314      6163      SH        SOLE
INTL. BUS MACHINES   COM       459200101   444      3677      SH        SOLE
INTEL CORP.	     COM       458140100   310      9862      SH        SOLE
JOHNSON & JOHNSON    COM       478160104   315      5330      SH        SOLE
KEYCORP		     COM       493267108   227      9357      SH        SOLE
MEDTRONIC            COM       585055106   251      4918      SH        SOLE
MERCK & CO.	     COM       589331107   279      4746      SH        SOLE
MICROSOFT CORP.	     COM       594918104   445      6724      SH        SOLE
ORACLE               COM       68389X105   207     15021      SH        SOLE
PFIZER CORP.	     COM       717081103   403     10137      SH        SOLE
QUALCOMM             COM       747525103   226      4483      SH        SOLE
ROYAL DUTCH          COM       780257804   225      4596      SH        SOLE
SOUTHERN             COM       842587107   270     10657      SH        SOLE
SUN MICROSYSTEMS     COM       866810104   184     15013      SH        SOLE
SUNGARD DATA SYSTEMS COM       867363103   207      7160      SH        SOLE
VERIZON              COM       92343V104   317      6693      SH        SOLE
WALMART		     COM       931142103   445      7743      SH        SOLE
EXXON MOBIL CORP.    COM       30231G102   353      8992      SH        SOLE